EARNINGS PER SHARE (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024	Dec. 31, 2024
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (million) (in shares)	€ 913	€ 797
Basic weighted average number of ordinary Shares in issue (million) (in shares)	459,000,000	460,000,000
Effect of dilutive potential Shares (million) (in shares)	0	0
Diluted weighted average number of shares in issue (in shares)	459,000,000	460,000,000
Basic earnings per share (in EUR per share)	€ 1.99	€ 1.73
Diluted earnings per share (in EUR per share)	€ 1.99	€ 1.73
Number of shares issued and fully paid (in shares)	457,224,052	460,371,583	460,947,057
Number of shares outstanding (in shares)	457,224,052	460,371,583	460,947,057
Number of treasury shares held (in shares)	530,509	0	92,564
Number of potential ordinary shares that are antidilutive in period presented (in shares)	0	0